Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Recognized revenue	$ 7,125	$ 4,141
Remaining performance obligations	64,840
Remaining performance obligations next twelve months	48,560
Remaining performance obligations after next twelve months	$ 16,280